Note 8 - Discontinued Operations - Results of Discontinued Operations (Details) - Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] - Drybulk Fleet [Member] - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Time charter revenue		$ 11,379,371
Commissions		(642,898)
Voyage expenses		(747,653)
Vessel operating expenses		(4,443,003)
Drydocking expenses		(1,442,657)
Related party management fees		(800,621)
Vessel depreciation		(2,531,778)
Other general and administrative expenses		(1,189,720)
Operating (loss) / income		(418,959)
Total other expenses, net		(921,838)
Net loss		(1,340,797)
Dividend Series B Preferred Shares		(80,204)
Net loss attributable to common shareholders		$ (1,421,001)